Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships

Name of related parties	Relationship with the Group
Beijing Jushangminghui Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Beijing Fanbosha Commerce and Trade Co., Ltd.	A company controlled by a beneficial owner of the Company and his immediate family member
Fund 2016	An investee of the Group accounted for as equity method
Fund 2018	An investee of the Group accounted for as equity method

Schedule of Related Party Transactions
	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Interest income of loans receivable:
Fund 2016	1,584	7,344	5,188

Schedule of Related Party Balances
	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Loan receivable from Fund 2016	73,330	73,330	-
Interest receivable from Fund 2016	1,584	8,928	-